INCOME TAXES (DETAILS 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Profits tax rate in Hong Kong.	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	5.90%	68.30%	8.40%
Changes in valuation allowances	(31.60%)	0.30%	(9.50%)
Under(over)provision of profits tax in prior year	(0.50%)	1.40%	0.00%
Effect of different tax rate of subsidiaries operating in other jurisdictions	(3.90%)	(36.30%)	(8.00%)
Other	4.60%	0.10%	(0.40%)
Effective tax rate	(9.00%)	50.30%	7.00%